FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE [Abstract]
FAIR VALUE

B.	FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 31, 2011			December 25, 2010
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$99		$99	$67		$67
Mutual funds:
Domestic stock funds	496		496	459		459
International stock funds	426		426	408		408
Target funds	119		119	119		119
Bond funds	106		106	55		55
Total mutual funds	1,147		1,147	1,041		1,041
Non-Recurring:
Property, plant and equipment		$7,196	7,196		$1,071	1,071
	$1,246	$7,196	$8,442	$1,108	$1,071	$2,179

Mutual funds are valued at prices quoted in an active exchange market and are included in “Other Assets”.  Property, plant and equipment are valued based on relevant information for sales of similar assets.  We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.